Stock Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Weighted Average Grant Date Fair Value
Excess tax benefits from stock-based compensation	$ 106	$ 62	$ 28
Cash received from stock options exercised	421	500	836
Total intrinsic value of options exercised	372	282	321
Equity Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized				74,000,000
Shares available for future grants under the ICP	30,000,000
Restricted Unit and Restricted Share Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	2,708,000
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 73.60
Summary of the restricted unit and restricted share award activity under the ICPs
Nonvested at beginning of year (in shares)	3,021,000
Granted (in shares)	2,708,000
Vested (in shares)	(803,000)
Forfeited (in shares)	(249,000)
Nonvested at end of year (in shares)	4,677,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Nonvested at beginning of year (in dollars per share)	$ 38.56
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 73.60
Weighted-Average Grant-Date Fair Value, Vested (in dollars per share)	$ 73.11
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars per share)	$ 57.58
Weighted-Average Grant-Date Fair Value, Nonvested at end of year (in dollars per share)	$ 51.90
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	2,708,000	1,715,000	1,811,000
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 73.60	$ 54.30	$ 44.80
Unrecognized compensation cost related to unvested share-based awards, expected to vest	190
Unrecognized compensation cost related to unvested share-based awards, expected to vest, period of recognition (in years)	2 years 7 months 28 days
Summary of the restricted unit and restricted share award activity under the ICPs
Granted (in shares)	2,708,000	1,715,000	1,811,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 73.60	$ 54.30	$ 44.80
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of restricted shares vested	57	41	81
Options Granted, Beginning from 2011
Weighted Average Grant Date Fair Value
Exercisable period (in years)	4 years
Expiration period for options granted (in years)	7 years
Employee Stock Option
Weighted Average Grant Date Fair Value
Fair value of options vested	$ 292	$ 329	$ 386